Income Tax (Total Income Taxes Provided) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)	$ 216,417	$ 287,330	$ 217,526
Income Tax Effects Allocated Directly to Equity [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	(467,454)	246,682	275,975
Income Tax Effects Allocated Directly to Equity, Employee Stock Options	(3,125)	(2,902)	(4,934)
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	12,330	(921)	1,579
Income Tax Effects Allocated Directly To Equity Employee Unrealized Pension And Post Retirement	(7,640)	2,779	8,581
Income Tax Expense (Benefit), Intraperiod Tax Allocation	$ (234,192)	$ 527,410	$ 481,565